Commitments and Contingencies (Details Textual) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 06, 2014	Nov. 30, 2013	Oct. 16, 2013	Sep. 16, 2013	Jan. 31, 2013	Nov. 30, 2012	Oct. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 19, 2011	Jun. 30, 2014 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Oct. 31, 2012 Consultant Agreement [Member]	Jun. 30, 2014 Consultant Agreement [Member]	Jun. 30, 2013 Consultant Agreement [Member]	Jun. 30, 2014 Consultant Agreement [Member]	Dec. 31, 2013 Consultant Agreement [Member]	Dec. 31, 2012 Consultant Agreement [Member]	Dec. 31, 2013 Licensing Agreement [Member]	Dec. 31, 2012 Licensing Agreement [Member]	Sep. 16, 2013 July, 2013 [Member]	Jul. 31, 2013 July, 2013 [Member]	Jun. 30, 2014 January, 2013 [Member]	Jun. 30, 2013 January, 2013 [Member]	Jun. 30, 2014 January, 2013 [Member]	Jun. 30, 2013 January, 2013 [Member]
Commitments And Contingencies [Line Items]
Payments of royalty												$ 0	$ 10,000										$ 0	$ 10,000,000
Royalties accrued												35,000	20,000
Operating lease current								7,748		7,748		15,000
Operating lease due in year 2								15,496		15,496		15,450
Operating lease due in year 3								15,496		15,496		15,914
Operating Leases, Future Minimum Payments Due								38,740		38,740		46,364
Professional fees		5,000					5,000		112,640								5,000		162,767	15,000
Shares issued as share based compensation				4,000													10,000									4,000
Percentage on sales commission						5.00%								5.00%
Payments for additional marketing services							10,000	10,000	60,000	10,000	30,000	41,875						0		4,000
Payments for additional marketing services												90,000
Consultant fees paid	5,000	5,500		4,000				2,445	15,000	2,445	30,000							10,000		19,000						4,000	125,000	0	0	125,000
Development and manufacturing expense					150,000
Employee benefits and share-based compensation																									4,000
Shares issued to consultants for services												24,000						0		833	24,000
Shares issued to consultants for services, fair value												311,240	30,000								24,000
Rent expenses			1,250					3,750		7,500
Lease Description			First year, increasing 3% annually thereafter
Restricted shares issued								2,558		6,347								3,656		7,060
Aggregate consulting fee								30,000		60,000
Incurred Expenses								1,049,675	152,249	1,559,806	593,500	1,435,099	396,888		150,000	300,000					5,500	11,000
Royalty for product manufactured, sold and installed																							2,000
Percentage of additional royalty																							10.00%
Term of agreement																							5 years
Percentage of royalty												5.00%
Minimum royalty payment next twelve months												15,000
Minimum royalty payment two years												15,000
Minimum royalty payment there after												20,000
Royalty revenue												15,000	15,000,000
Common stock fair value compensation shares for services												165,744
Common stock fair value compensation for services												90,000
Compensation for services paid in cash												60,000
Agreement maturity date						May, 2013
Base salary												150,000
Increasing base salary												$ 300,000
Agreement term description												An initial term of 3 years beginning on October 1, 2012.